Schedule of Investments(a)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–129.53%(b)
Aerospace & Defense–4.68%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(c)	$281,000	$304,815
5.75%, 03/15/2022(c)	123,000	125,767
6.13%, 01/15/2023(c)	410,000	416,724
7.50%, 03/15/2025(c)	613,000	622,195
7.88%, 04/15/2027(c)	379,000	382,216
Moog, Inc., 5.25%, 12/01/2022(c)	335,000	340,025
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	849,338
TransDigm, Inc.,
6.50%, 07/15/2024	317,000	327,695
6.50%, 05/15/2025	336,000	349,860
6.25%, 03/15/2026(c)	756,000	813,172
Triumph Group, Inc.,
6.25%, 09/15/2024(c)	458,000	482,040
7.75%, 08/15/2025	768,000	800,959
		5,814,806
Agricultural & Farm Machinery–0.86%
Titan International, Inc., 6.50%, 11/30/2023	1,285,000	1,067,083
Air Freight & Logistics–0.15%
XPO Logistics, Inc., 6.50%, 06/15/2022(c)	187,000	191,835
Alternative Carriers–1.93%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	587,000	617,670
Series Y, 7.50%, 04/01/2024	580,000	653,950
Level 3 Financing, Inc.,
5.38%, 05/01/2025	612,000	634,944
5.25%, 03/15/2026	466,000	486,305
		2,392,869
Aluminum–0.96%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(c)	800,000	843,992
Novelis Corp., 6.25%, 08/15/2024(c)	332,000	349,938
		1,193,930
Apparel Retail–0.87%
L Brands, Inc.,
5.63%, 02/15/2022	595,000	625,490
6.88%, 11/01/2035	416,000	366,122
6.75%, 07/01/2036	104,000	89,970
		1,081,582
Apparel, Accessories & Luxury Goods–0.30%
William Carter Co. (The), 5.63%, 03/15/2027(c)	340,000	367,140
	Principal Amount	Value
Auto Parts & Equipment–1.81%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(c)	$400,000	$342,010
Dana, Inc.,
5.50%, 12/15/2024	229,000	236,251
5.38%, 11/15/2027	357,000	362,427
Delphi Technologies PLC, 5.00%, 10/01/2025(c)	445,000	389,375
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(c)	328,000	314,060
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 05/15/2027(c)	324,000	331,703
Tenneco, Inc., 5.00%, 07/15/2026	313,000	269,266
		2,245,092
Automobile Manufacturers–1.69%
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	598,000	628,751
5.11%, 05/03/2029	395,000	400,117
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	1,026,000	1,073,039
Motors Liquidation Co., 0.00%, 07/15/2033(d)(e)	1,640,000	0
		2,101,907
Automotive Retail–1.61%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(c)	746,000	746,310
Lithia Motors, Inc., 5.25%, 08/01/2025(c)	230,000	238,145
Penske Automotive Group, Inc., 5.50%, 05/15/2026	968,000	1,018,648
		2,003,103
Broadcasting–2.92%
AMC Networks, Inc.,
5.00%, 04/01/2024	741,000	745,631
4.75%, 08/01/2025	121,000	120,395
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(c)	1,101,000	1,215,559
Gray Television, Inc., 7.00%, 05/15/2027(c)	305,000	338,496
iHeartCommunications, Inc., 8.38%, 05/01/2027	919,000	1,003,844
TV Azteca, S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(c)	250,000	205,729
		3,629,654
Building Products–0.24%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(c)	86,000	88,395

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Building Products–(continued)
Standard Industries, Inc., 6.00%, 10/15/2025(c)	$200,000	$209,748
		298,143
Cable & Satellite–9.54%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(c)	425,000	435,621
7.50%, 05/15/2026(c)	450,000	479,801
Altice Luxembourg S.A. (Luxembourg), 10.50%, 05/15/2027(c)	428,000	486,433
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	675,000	691,116
5.75%, 02/15/2026(c)	1,855,000	1,963,578
CSC Holdings, LLC,
7.75%, 07/15/2025(c)	750,000	806,250
10.88%, 10/15/2025(c)	419,000	472,161
6.63%, 10/15/2025(c)	415,000	442,552
5.50%, 05/15/2026(c)	425,000	449,961
6.50%, 02/01/2029(c)	687,000	767,575
5.75%, 01/15/2030(c)	225,000	237,656
DISH DBS Corp., 5.88%, 11/15/2024	1,419,000	1,420,774
DISH Network Corp., Conv., 3.38%, 08/15/2026	429,000	405,673
Sirius XM Radio, Inc., 5.38%, 07/15/2026(c)	356,000	376,924
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(c)	400,000	426,800
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(c)	200,000	202,464
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(c)	250,000	257,500
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(c)	218,000	224,903
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(c)	269,000	283,405
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(c)	557,000	571,852
Ziggo B.V., 5.50%, 01/15/2027(c)	175,000	185,696
Ziggo Bond Co. B.V. (Netherlands), 5.88%, 01/15/2025(c)	250,000	258,229
		11,846,924
Casinos & Gaming–3.52%
Boyd Gaming Corp.,
6.38%, 04/01/2026	230,000	246,059
6.00%, 08/15/2026	212,000	226,384
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(c)	200,000	212,194
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(c)	240,000	218,011
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(c)	279,000	289,659
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(c)	206,000	219,261
	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International,
7.75%, 03/15/2022	$327,000	$367,466
6.00%, 03/15/2023	325,000	358,313
Scientific Games International, Inc.,
10.00%, 12/01/2022	426,000	437,715
7.00%, 05/15/2028(c)	286,000	298,870
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(c)	586,000	617,492
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(c)	826,000	882,779
		4,374,203
Coal & Consumable Fuels–0.90%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(c)	1,227,000	1,113,490
Commodity Chemicals–1.07%
Koppers, Inc., 6.00%, 02/15/2025(c)	446,000	452,686
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(c)	290,000	285,026
Olin Corp., 5.63%, 08/01/2029	569,000	594,619
		1,332,331
Communications Equipment–1.29%
CommScope Technologies LLC, 6.00%, 06/15/2025(c)	778,000	752,715
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	619,000	665,270
5.25%, 08/01/2026	171,000	186,022
		1,604,007
Construction & Engineering–0.23%
AECOM, 5.13%, 03/15/2027	266,000	284,047
Construction Materials–0.26%
Cemex SAB de C.V. (Mexico), 5.45%, 11/19/2029(c)	310,000	317,208
Consumer Finance–2.90%
Ally Financial, Inc.,
8.00%, 03/15/2020	240,000	243,172
5.13%, 09/30/2024	900,000	991,125
4.63%, 03/30/2025	704,000	762,372
Navient Corp.,
8.00%, 03/25/2020	213,000	216,362
7.25%, 01/25/2022	325,000	353,438
7.25%, 09/25/2023	935,000	1,040,178
		3,606,647
Copper–1.91%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(c)	555,000	546,675
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,044,000	1,038,595
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Copper–(continued)
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(c)	$899,000	$786,905
		2,372,175
Data Processing & Outsourced Services–0.46%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(c)	553,000	573,674
Distributors–0.93%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(c)(f)	1,110,000	1,149,311
Diversified Banks–1.11%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	224,443
Credit Agricole S.A. (France), 8.13%(c)(g)	488,000	590,175
Societe Generale S.A. (France), 7.38%(c)(g)	288,000	305,251
Standard Chartered PLC (United Kingdom), 7.50%(c)(g)	245,000	263,298
		1,383,167
Diversified Chemicals–0.81%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(c)	355,000	342,664
5.88%, 01/31/2050(c)	215,000	207,690
Chemours Co. (The), 7.00%, 05/15/2025	210,000	194,775
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(c)	264,000	264,998
		1,010,127
Diversified Metals & Mining–0.78%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(c)	532,000	534,655
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(c)	444,000	434,370
		969,025
Diversified REITs–1.54%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	36,000	35,418
5.00%, 04/15/2023	310,000	306,482
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	240,000	248,332
5.38%, 03/15/2027	314,000	346,294
iStar, Inc., 4.75%, 10/01/2024	956,000	981,692
		1,918,218
Diversified Support Services–0.43%
IAA, Inc., 5.50%, 06/15/2027(c)	504,000	531,179
Electric Utilities–0.25%
Southern Co. (The), Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(h)	298,000	311,812
	Principal Amount	Value
Electronic Equipment & Instruments–0.65%
Itron, Inc., 5.00%, 01/15/2026(c)	$460,000	$477,090
MTS Systems Corp., 5.75%, 08/15/2027(c)	317,000	331,375
		808,465
Environmental & Facilities Services–0.48%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(c)	161,000	164,276
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	418,000	432,556
		596,832
Fertilizers & Agricultural Chemicals–0.42%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(c)	504,000	527,184
Financial Exchanges & Data–0.10%
MSCI, Inc., 5.25%, 11/15/2024(c)	124,000	127,719
Food Distributors–0.64%
US Foods, Inc., 5.88%, 06/15/2024(c)	766,000	791,623
Food Retail–1.32%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.63%, 06/15/2024	714,000	750,778
7.50%, 03/15/2026(c)	386,000	428,218
5.88%, 02/15/2028(c)	328,000	343,932
Quatrim SASU (France), 5.88%, 01/15/2024(c)	100,000	115,510
		1,638,438
Forest Products–0.40%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(c)	481,000	502,812
Gas Utilities–1.45%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	404,000	432,276
5.88%, 08/20/2026	408,000	448,728
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	900,000	922,491
		1,803,495
Health Care Equipment–0.09%
Teleflex, Inc., 4.88%, 06/01/2026	109,000	114,215
Health Care Facilities–4.96%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	375,000	391,093
CHS/Community Health Systems, Inc.,
6.25%, 03/31/2023	438,000	433,620
8.00%, 03/15/2026(c)	481,000	481,300
HCA Healthcare, Inc., 6.25%, 02/15/2021	610,000	640,347
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
7.50%, 02/15/2022	$283,000	$314,128
5.38%, 02/01/2025	440,000	487,296
5.25%, 04/15/2025	492,000	548,205
5.88%, 02/15/2026	824,000	932,171
5.38%, 09/01/2026	206,000	228,665
Tenet Healthcare Corp.,
8.13%, 04/01/2022	415,000	454,425
6.75%, 06/15/2023	1,159,000	1,254,617
		6,165,867
Health Care REITs–0.42%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	493,000	518,895
Health Care Services–3.03%
AMN Healthcare, Inc., 5.13%, 10/01/2024(c)	410,000	424,520
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(f)	683,000	693,240
Envision Healthcare Corp., 8.75%, 10/15/2026(c)	253,000	103,818
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	696,000	695,758
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(c)	985,000	896,340
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(c)(f)	431,000	358,697
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(c)	330,000	347,440
Team Health Holdings, Inc., 6.38%, 02/01/2025(c)	450,000	239,812
		3,759,625
Home Improvement Retail–0.37%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(c)	496,000	457,715
Homebuilding–3.84%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(c)	497,000	558,055
Beazer Homes USA, Inc., 5.88%, 10/15/2027	85,000	83,727
Lennar Corp.,
8.38%, 01/15/2021	112,000	119,605
5.38%, 10/01/2022	640,000	687,400
4.75%, 11/15/2022	135,000	142,520
5.25%, 06/01/2026	261,000	285,886
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(c)	318,000	324,662
Meritage Homes Corp.,
7.15%, 04/15/2020	300,000	306,358
5.13%, 06/06/2027	425,000	452,773
PulteGroup, Inc., 6.38%, 05/15/2033	13,000	15,122
	Principal Amount	Value
Homebuilding–(continued)
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(c)	$390,000	$418,410
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(c)	548,000	589,327
William Lyon Homes, Inc.,
6.00%, 09/01/2023	136,000	142,176
6.63%, 07/15/2027(c)	604,000	648,000
		4,774,021
Household Products–1.82%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(c)	88,000	94,144
7.75%, 01/15/2027(c)	318,000	356,104
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(c)	207,000	212,173
7.00%, 07/15/2024(c)	874,000	906,229
Spectrum Brands, Inc., 5.75%, 07/15/2025	663,000	695,931
		2,264,581
Human Resource & Employment Services–0.49%
ASGN, Inc., 4.63%, 05/15/2028(c)	605,000	609,538
Independent Power Producers & Energy Traders–2.28%
AES Corp. (The), 5.50%, 04/15/2025	1,199,000	1,245,389
Calpine Corp., 5.50%, 02/01/2024	294,000	299,892
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(c)	385,000	401,054
NRG Energy, Inc.,
6.63%, 01/15/2027	417,000	452,371
5.25%, 06/15/2029(c)	398,000	427,501
		2,826,207
Industrial Machinery–2.28%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	1,051,000	1,008,082
EnPro Industries, Inc., 5.75%, 10/15/2026	888,000	943,809
Mueller Industries, Inc., 6.00%, 03/01/2027	847,000	875,669
		2,827,560
Integrated Oil & Gas–0.60%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	675,000	742,871
Integrated Telecommunication Services–4.60%
Altice France S.A. (France), 7.38%, 05/01/2026(c)	703,000	752,228
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(c)	417,000	391,455
8.00%, 10/15/2025(c)	84,000	76,895
CommScope, Inc.,
6.00%, 03/01/2026(c)	501,000	525,737
8.25%, 03/01/2027(c)	169,000	170,263
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Frontier Communications Corp.,
10.50%, 09/15/2022	$1,815,000	$860,422
11.00%, 09/15/2025	344,000	159,100
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	92,000	102,104
7.20%, 07/18/2036	433,000	507,974
T-Mobile USA, Inc.,
6.38%, 03/01/2025	1,270,000	1,320,800
6.50%, 01/15/2026	787,000	844,077
		5,711,055
Interactive Media & Services–1.71%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(c)	240,000	245,280
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(c)	509,000	542,403
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(c)	598,000	608,091
6.63%, 08/15/2027(c)	743,000	726,085
		2,121,859
Leisure Facilities–0.59%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	259,000	266,230
Six Flags Entertainment Corp., 4.88%, 07/31/2024(c)	455,000	472,058
		738,288
Leisure Products–0.30%
Mattel, Inc., 6.75%, 12/31/2025(c)	350,000	367,500
Managed Health Care–1.68%
Centene Corp.,
5.38%, 06/01/2026(c)	335,000	356,365
4.63%, 12/15/2029(c)	280,000	294,350
Molina Healthcare, Inc., 4.88%, 06/15/2025(c)	331,000	338,585
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	745,000	781,311
5.38%, 08/15/2026(c)	290,000	309,523
		2,080,134
Metal & Glass Containers–0.85%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(c)	200,000	210,500
Berry Global, Inc., 6.00%, 10/15/2022	250,000	255,078
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(c)	474,000	453,771
OI European Group B.V., 4.00%, 03/15/2023(c)	138,000	138,057
		1,057,406
	Principal Amount	Value
Movies & Entertainment–1.69%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	$575,000	$536,187
6.13%, 05/15/2027	611,000	551,443
Netflix, Inc.,
5.75%, 03/01/2024	475,000	527,051
5.88%, 11/15/2028	441,000	482,906
		2,097,587
Oil & Gas Drilling–1.69%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	226,000	116,036
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(c)	425,000	374,527
Noble Holding International Ltd., 7.75%, 01/15/2024	817,000	419,052
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	71,773	71,443
7.75%, 12/15/2023	92,000	87,438
5.25%, 11/15/2024	372,000	315,078
Transocean, Inc., 7.50%, 04/15/2031	647,000	432,788
Valaris PLC, 7.75%, 02/01/2026	628,000	284,186
		2,100,548
Oil & Gas Equipment & Services–0.40%
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(c)	376,000	152,759
SESI, L.L.C., 7.13%, 12/15/2021	456,000	340,860
		493,619
Oil & Gas Exploration & Production–7.93%
Antero Resources Corp., 5.63%, 06/01/2023	794,000	563,740
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(c)	571,000	549,584
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	365,000	285,609
California Resources Corp., 8.00%, 12/15/2022(c)	572,000	144,430
Callon Petroleum Co., 6.13%, 10/01/2024	870,000	828,675
Centennial Resource Production, LLC, 6.88%, 04/01/2027(c)	575,000	562,024
Chesapeake Energy Corp., 7.50%, 10/01/2026	320,000	159,311
Denbury Resources, Inc., 5.50%, 05/01/2022	314,000	167,447
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(c)	410,000	161,095
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	794,000	694,474
Gulfport Energy Corp.,
6.63%, 05/01/2023	750,000	566,482
6.00%, 10/15/2024	738,000	507,154
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(c)	$611,000	$548,295
Oasis Petroleum, Inc., 6.88%, 01/15/2023	743,000	683,560
QEP Resources, Inc.,
6.88%, 03/01/2021	591,000	601,106
5.25%, 05/01/2023	220,000	209,550
5.63%, 03/01/2026	207,000	188,365
SM Energy Co.,
6.75%, 09/15/2026	470,000	429,038
6.63%, 01/15/2027	90,000	82,109
Southwestern Energy Co.,
7.50%, 04/01/2026	373,000	327,783
7.75%, 10/01/2027	371,000	323,243
Whiting Petroleum Corp., 6.25%, 04/01/2023	541,000	377,347
WPX Energy, Inc., 5.25%, 09/15/2024	863,000	884,109
		9,844,530
Oil & Gas Refining & Marketing–2.41%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	669,000	664,191
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	613,000	662,636
4.75%, 09/15/2029	250,000	264,556
NuStar Logistics, L.P., 6.00%, 06/01/2026	523,000	560,590
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(c)	411,000	440,519
Sunoco L.P./Sunoco Finance Corp., 4.88%, 01/15/2023	395,000	405,039
		2,997,531
Oil & Gas Storage & Transportation–4.77%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	460,000	394,450
5.75%, 01/15/2028(c)	1,010,000	782,775
Energy Transfer Operating, L.P.,
Series A, 6.25%(g)	314,000	283,077
5.88%, 01/15/2024	765,000	842,983
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(c)	253,000	265,040
Plains All American Pipeline L.P., Series B, 6.13%(g)	423,000	383,060
SemGroup Corp., 6.38%, 03/15/2025	515,000	538,389
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	266,000	268,990
5.13%, 02/01/2025	478,000	492,287
5.88%, 04/15/2026	267,000	281,438
5.50%, 03/01/2030(c)	115,000	115,466
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
7.88%, 09/01/2021	$304,000	$332,208
4.55%, 06/24/2024	876,000	937,997
		5,918,160
Other Diversified Financial Services–2.08%
eG Global Finance PLC (Netherlands),
6.75%, 02/07/2025(c)	478,000	473,220
8.50%, 10/30/2025(c)	240,000	252,000
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(c)	572,000	557,694
LPL Holdings, Inc., 5.75%, 09/15/2025(c)	474,000	502,061
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(c)	770,000	795,017
		2,579,992
Packaged Foods & Meats–2.86%
B&G Foods, Inc., 5.25%, 04/01/2025	626,000	633,825
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(c)	176,000	183,113
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(c)	536,000	573,036
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(c)	395,000	427,517
Post Holdings, Inc.,
5.75%, 03/01/2027(c)	410,000	440,173
5.63%, 01/15/2028(c)	409,000	437,558
Simmons Foods, Inc., 5.75%, 11/01/2024(c)	433,000	420,006
TreeHouse Foods, Inc., 6.00%, 02/15/2024(c)	419,000	437,851
		3,553,079
Paper Packaging–1.09%
Cascades Inc/Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(c)	403,000	408,541
Graphic Packaging International LLC, 4.88%, 11/15/2022	477,000	500,999
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(c)	207,000	217,741
8.50%, 08/15/2027(c)	205,000	223,455
		1,350,736
Paper Products–1.45%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	667,000	693,957
5.50%, 01/15/2026	170,000	170,429
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	870,000	937,727
		1,802,113
Pharmaceuticals–2.52%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	426,771
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Pharmaceuticals–(continued)
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(c)	$400,000	$416,988
5.50%, 11/01/2025(c)	346,000	362,435
9.00%, 12/15/2025(c)	616,000	697,620
5.75%, 08/15/2027(c)	163,000	177,063
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(c)	275,000	179,435
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(c)	512,000	535,680
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	355,000	336,371
		3,132,363
Publishing–0.54%
Meredith Corp., 6.88%, 02/01/2026	653,000	672,817
Railroads–1.01%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(c)	1,285,000	1,256,621
Regional Banks–0.49%
CIT Group, Inc.,
5.00%, 08/15/2022	149,000	158,952
5.00%, 08/01/2023	415,000	447,677
		606,629
Restaurants–0.75%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(c)	411,000	427,247
IRB Holding Corp., 6.75%, 02/15/2026(c)	476,000	498,180
		925,427
Security & Alarm Services–0.98%
Brink’s Co. (The), 4.63%, 10/15/2027(c)	379,000	390,303
GW B-CR Security Corp. (Canada), 9.50%, 11/01/2027(c)	234,000	243,945
Prime Security Services Borrower, LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(c)	345,000	363,328
5.75%, 04/15/2026(c)	205,000	214,511
		1,212,087
Specialized Consumer Services–1.10%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(c)	424,000	440,426
7.45%, 08/15/2027	814,000	920,510
		1,360,936
Specialized REITs–3.00%
Equinix, Inc., 5.88%, 01/15/2026	1,171,000	1,243,980
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	535,000	590,776
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(c)	474,000	494,310
	Principal Amount	Value
Specialized REITs–(continued)
Iron Mountain, Inc.,
6.00%, 08/15/2023	$386,000	$396,912
5.25%, 03/15/2028(c)	223,000	232,995
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(c)	693,000	487,120
SBA Communications Corp., 4.88%, 09/01/2024	265,000	275,514
		3,721,607
Specialty Chemicals–1.63%
Element Solutions, Inc., 5.88%, 12/01/2025(c)	541,000	563,987
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(c)	585,000	604,216
PolyOne Corp., 5.25%, 03/15/2023	395,000	425,609
PQ Corp., 6.75%, 11/15/2022(c)	413,000	427,968
		2,021,780
Specialty Stores–0.53%
Michaels Stores, Inc., 8.00%, 07/15/2027(c)	684,000	658,367
Systems Software–0.16%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	195,000	199,061
Technology Hardware, Storage & Peripherals–0.69%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(c)	809,000	856,529
Textiles–0.32%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	491,000	394,231
Trading Companies & Distributors–3.04%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(c)(h)	430,000	473,043
Aircastle Ltd.,
7.63%, 04/15/2020	80,000	81,572
5.50%, 02/15/2022	68,000	72,343
5.00%, 04/01/2023	656,000	703,766
BMC East, LLC, 5.50%, 10/01/2024(c)	647,000	673,957
Herc Holdings, Inc., 5.50%, 07/15/2027(c)	584,000	612,485
United Rentals North America, Inc.,
5.50%, 07/15/2025	469,000	489,514
6.50%, 12/15/2026	415,000	453,980
5.50%, 05/15/2027	197,000	210,795
		3,771,455
Trucking–0.22%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(c)	269,000	276,845
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Wireless Telecommunication Services–4.86%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(c)		$225,000	$124,945
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(c)		213,000	53,046
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021		399,000	288,178
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(c)		292,000	171,550
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023		1,024,000	816,333
8.50%, 10/15/2024(c)		490,000	404,250
9.75%, 07/15/2025(c)		256,000	215,680
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(c)		451,000	476,369
Sprint Capital Corp., 8.75%, 03/15/2032		78,000	93,212
Sprint Communications, Inc., 11.50%, 11/15/2021		390,000	451,327
Sprint Corp.,
7.25%, 09/15/2021		816,000	867,204
7.88%, 09/15/2023		1,309,000	1,442,354
7.63%, 02/15/2025		434,000	476,445
7.63%, 03/01/2026		141,000	154,215
			6,035,108
Total U.S. Dollar Denominated Bonds & Notes (Cost $162,343,124)			160,858,352
Non-U.S. Dollar Denominated Bonds & Notes–0.54%(i)
Diversified Banks–0.20%
Erste Group Bank AG (Austria), 6.50%(c)(g)	EUR	200,000	254,569
	Principal Amount		Value
Food Retail–0.27%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	300,000	$331,343
Textiles–0.07%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	84,839
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $770,762)			670,751
	Shares
Money Market Funds–5.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(j)		2,545,894	2,545,894
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(j)		1,921,097	1,921,865
Invesco Treasury Portfolio, Institutional Class, 1.52%(j)		2,909,593	2,909,594
Total Money Market Funds (Cost $7,377,353)			7,377,353
TOTAL INVESTMENTS IN SECURITIES–136.01% (Cost $170,491,239)			168,906,456
BORROWINGS–(38.29)%			(47,550,000)
OTHER ASSETS LESS LIABILITIES—2.28%			2,834,083
NET ASSETS–100.00%			$124,190,539
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $82,147,238, which represented 66.15% of the Trust’s Net Assets.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2019 represented less than 1% of the Trust’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/28/2020	Citibank N.A.	EUR	1,325,731	USD	1,471,480	$2,128
Currency Risk
02/28/2020	Barclays Bank PLC	GBP	257,250	USD	331,195	(2,516)
Total Forward Foreign Currency Contracts						$(388)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$160,858,352	$0	$160,858,352
Non-U.S. Dollar Denominated Bonds & Notes	—	670,751	—	670,751
Money Market Funds	7,377,353	—	—	7,377,353
Total Investments in Securities	7,377,353	161,529,103	0	168,906,456
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,128	—	2,128
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,516)	—	(2,516)
Total Other Investments	—	(388)	—	(388)
Total Investments	$7,377,353	$161,528,715	$0	$168,906,068

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II